Neuberger Berman Advisers Management Trust®

Supplement to the

Prospectus dated May 1, 2005

Neuberger Berman Focus Portfolio (Class S)

THE FOLLOWING REPLACES THE INFORMATION IN THE SECTION ENTITLED "MANAGEMENT" ON PAGE 5 OF THE PROSPECTUS:

Robert B. Corman is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. He has managed the fund's assets since September 2005 and previously co-managed the fund's assets from November 2003 to September 2005. He held senior positions in portfolio management at four other firms since 1981.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of fund shares.

THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 14, 2005.

NEUBERGER BERMAN
A Lehman Brothers Company
Neuberger Berman Management, Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264
www.nb.com

Neuberger Berman Advisers Management Trust®

Supplement to the

Prospectus dated May 1, 2005

Neuberger Berman Fasciano Portfolio (Class S)

THE FOLLOWING REPLACES THE INFORMATION IN THE SECTION ENTITLED "PORTFOLIO HOLDINGS POLICY" ON PAGE 12 OF THE PROSPECTUS:

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information. The complete portfolio holdings for the fund are available at http://www.nb.com/ind/mutual _funds/prospectuses/ 15-30 days after the end of each calendar quarter. The fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.

THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 14, 2005.

NEUBERGER BERMAN
A Lehman Brothers Company
Neuberger Berman Management, Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264
www.nb.com